DISCONTINUED OPERATION - Results of operations of professional education business (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
DISCONTINUED OPERATION
Income/(loss) before income taxes	¥ (5,431)	$ (765)	¥ 122,633	¥ 31,114
Income tax benefit (expense)	(6,549)	(922)	(35,338)	2,394
Net income (loss) from discontinued operation	(11,980)	$ (1,687)	87,295	33,508
IT Professional Education | Divestiture
DISCONTINUED OPERATION
Net revenues	624,586		1,068,230	1,150,247
Cost of revenues	(226,214)		(327,627)	(405,750)
Gross profit	398,372		740,603	744,497
Selling and marketing expenses	(252,192)		(362,844)	(440,643)
General and administrative expenses	(149,828)		(206,588)	(210,532)
Research and development expenses	(28,434)		(51,780)	(65,787)
Operating income (loss)	(32,082)		119,391	27,535
Interest (expense) income, net	185		738	(276)
Income (loss) from discontinued operation	(31,897)		120,129	27,259
Gain on disposal of subsidiary (Note b)	26,797
Other income	64		3,133	4,106
Foreign currency exchange loss, net	(395)		(629)	(251)
Income/(loss) before income taxes	(5,431)		122,633	31,114
Income tax benefit (expense)	(6,549)		(35,338)	2,394
Net income (loss) from discontinued operation	¥ (11,980)		¥ 87,295	¥ 33,508